Northwestern Mutual Series Fund, Inc.

Supplement Dated February 26, 2016 to the

Statement of Additional Information Dated May 1, 2015 as supplemented on

June 22, 2015, August 28, 2015, and December 30, 2015

This Supplement revises certain information contained in the Statement of Additional Information for the Northwestern Mutual Series Fund, Inc. (“Fund”) dated May 1, 2015, as supplemented June 22, 2015, August 28, 2015, and December 30, 2015 (“SAI”). You should read this Supplement together with the SAI.

Appendix D – Portfolio Manager Update – Large Cap Core Stock Portfolio

Effective December 31, 2015, Alan R. Christensen replaced Jeff Jacobe as a co-portfolio manager for the Large Cap Core Stock Portfolio (“Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-107 is hereby amended to delete reference to Mr. Jacobe and add Mr. Christensen’s information as of December 31, 2015.

Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Alan R. Christensen	Large Cap Core Stock Portfolio	7 registered investment companies with approximately $5.3 billion in total assets under management.	1 other pooled investment vehicles with approximately $5 million in total assets under management.	70 other accounts with approximately $4.1 billion in total assets under management.

As of December 31, 2015, Mr. Christenson did not own any Northwestern Mutual variable annuity or variable life contracts with investments in the Large Cap Core Stock Portfolio.

In addition, the information for Fayez Sarofim & Co. (“Sarofim & Co.”), found in Appendix D under the sub-sections titled Compensation of Portfolio Managers beginning on page B-116 and Conflicts of Interest beginning on page B-128 also applies to Mr. Christensen.

Appendix D – Portfolio Manager Addition – Large Cap Blend Portfolio

Matthew T. Sullivan joined Patrick J. English, John S. Brandser, Andy P. Ramer, Jonathan T. Bloom, Matthew J. Goetzinger, Robert M. Helf, Karl T. Poehls and Donald G. Sievers as a co-portfolio manager of the Large Cap Blend Portfolio (the “Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-107 is hereby amended to add Mr. Sullivan’s information as of December 31, 2015.

Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Matthew T. Sullivan	Large Cap Blend Portfolio	5 registered investment companies with $12.8 billion in total assets under management	9 other pooled investment vehicles with $400 million in total assets under management	1247 other accounts with $8.5 billion in total assets under management

As of December 31, 2015, Mr. Sullivan does not own any Northwestern Mutual variable annuities or variable life contracts with investments in the Large Cap Blend Portfolio.

In addition, the information for Fiduciary Management, Inc. (“FMI”), found in Appendix D under the sub-sections titled Compensation of Portfolio Managers beginning on page B-116 and Conflicts of Interest beginning on page B-128 also applies to Mr. Sullivan.

Appendix D – Portfolio Manager Update – Large Company Value Portfolio

Effective January 8, 2016, Brian Woglom replaced Matt Titus as a co-portfolio manager for the Large Company Value Portfolio (“Portfolio”). Accordingly, the “Other Accounts Managed by Portfolio Managers” table found in Appendix D beginning on page B-107 is hereby amended to delete reference to Mr. Titus and revise the information contained in the table for Mr. Woglom to reflect the following information as of January 8, 2016.

Portfolio Manager(s)	Fund	Other Registered Investment Companies	Other Pooled Investment Vehicles	Other Accounts

Brian Woglom	Large Company Value Portfolio Mid Cap Value Portfolio	18 registered investment companies with approximately $16.3 billion in total assets under management	4 other pooled investment vehicles with $835.2 million in total assets under management	1 other account with $55.7 million in total assets under management

As of January 8, 2016, Mr. Woglom did not own any Northwestern Mutual variable annuity or variable life contracts with investments in the Large Company Value Portfolio.

Appendix D – Portfolio Manager Update – Domestic Equity Portfolio

Effective February 10, 2016, Anthony A. Lombardi no longer serves as a co-portfolio manager for the Domestic Equity Portfolio. All references to Mr. Lombardi are hereby removed from the SAI as of such date.

Please retain this Supplement for future reference.